John Hancock Mid Cap Growth Fund Average Annual Total Returns - Class A C I R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.44%	0.03%	11.04%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.55%)	(2.53%)	7.61%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	(0.56%)	7.98%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	0.44%	11.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	1.28%	11.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.08%	1.37%	11.77%